Share-Based Payments - Employee Plans Inputs Used (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) yr	Jan. 31, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value		€ 116.58
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 92.21
Expected life (in years) | yr	4.0
LTI 2021 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 203.22
Expected life (in years) | yr	4.0
LTI 2022 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 165.03
Expected life (in years) | yr	4.0
LTI 2023 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 97.99
Expected life (in years) | yr	4.0
LTI 2024 program - RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 116.54
Expected life (in years) | yr	0
LTI 2024 program - PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 101.84
Expected life (in years) | yr	0